UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  February 16, 2010
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: 1,908,411


List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC

                                                                                                Voting Authority
                                                                                                --------------------------
                                 Title                   Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   of Class    CUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

AMB Property Corp.               COM         00163T109       96380 3772206   SH         Sole             1491700         2280506
                                                               288   11270   SH         Defined        1   11270               0
Alexander's, In.                 COM         014752109           2       5   SH         Sole                   5               0
Alexandria Real Estate Equitie   COM         015271109         182    2826   SH         Sole                2826               0
                                                                91    1410   SH         Defined        1    1410               0
AvalonBay Communities, Inc.      COM         053484101       89968 1095705   SH         Sole              450911          644794
                                                               357    4346   SH         Defined        1    4346               0
BRE Properties, Inc.             COM         05564E106       31806  961492   SH         Sole              323082          638410
                                                                73    2210   SH         Defined        1    2210               0
Boston Properties, Inc.          COM         101121101      100707 1501514   SH         Sole              612306          889208
                                                               429    6400   SH         Defined        1    6400               0
Brandywine Realty Trust          COM         105368203       27742 2433483   SH         Sole              852970         1580513
                                                               181   15900   SH         Defined        1   15900               0
Camden Property Trust            COM         133131102         186    4390   SH         Sole                4390               0
                                                                93    2200   SH         Defined        1    2200               0
Corporate Office Properties      COM         22002T108       63864 1743507   SH         Sole              697925         1045582
                                                               218    5965   SH         Defined        1    5965               0
Crexus Investment Corp           COM         226553105           1      57   SH         Sole                  57               0
DiamondRock Hospitality          COM         252784301       20475 2417396   SH         Sole              905901         1511495
Digital Realty Trust             COM         253868103       28342  563698   SH         Sole              197758          365940
                                                               246    4900   SH         Defined        1    4900               0
Eastgroup Properties             COM         277276101       17907  467790   SH         Sole              158326          309464
                                                               107    2800   SH         Defined        1    2800               0
Equity Lifestyle Properties      COM         29472R108       47652  944163   SH         Sole              408376          535787
                                                               187    3700   SH         Defined        1    3700               0
Equity Residential               COM         29476L107      103305 3058149   SH         Sole             1194761         1863388
                                                               442   13070   SH         Defined        1   13070               0
Essex Property Trust, Inc.       COM         297178105       67354  805186   SH         Sole              335406          469780
                                                               323    3860   SH         Defined        1    3860               0
Extra Space Storage, Inc         COM         30225T102        8980  777535   SH         Sole              267949          509586
                                                                45    3900   SH         Defined        1    3900               0
Federal Realty Investment Trus   COM         313747206       77697 1147327   SH         Sole              473614          673713
                                                               284    4190   SH         Defined        1    4190               0
Glimcher Realty Trust            COM         379302102        3124 1157001   SH         Sole              413610          743391
                                                                30   11000   SH         Defined        1   11000               0
HCP Inc.                         COM         40414L109       83911 2747576   SH         Sole             1122276         1625300
                                                               402   13175   SH         Defined        1   13175               0
Health Care REIT Com             COM         42217K106       66039 1490044   SH         Sole              623493          866551
                                                               328    7400   SH         Defined        1    7400               0
Healthcare Realty Trust          COM         421946104           1      69   SH         Sole                  69               0
Highwoods Properties, Inc.       COM         431284108       28244  846873   SH         Sole              291007          555866
                                                               150    4500   SH         Defined        1    4500               0
Host Hotels & Resorts, Inc.      COM         44107P104       35705 3059520   SH         Sole             1027556         2031964
iShares Dow Jones US Real Estate COM         464287739          36     790   SH         Sole                 790               0
Kilroy Realty                    COM         49427F108       20605  671857   SH         Sole              222856          449001
                                                                55    1790   SH         Defined        1    1790               0
Liberty Property Trust           COM         531172104       66726 2084565   SH         Sole              806594         1277971
                                                               275    8590   SH         Defined        1    8590               0
Marriott International-CL A      COM         571903202        3799  139420   SH         Sole               82820           56600
Nationwide Health Properties,    COM         638620104       88199 2507087   SH         Sole             1018879         1488208
                                                               443   12600   SH         Defined        1   12600               0
Post Properties, Inc.            COM         737464107       27072 1381212   SH         Sole              476409          904803
                                                                90    4600   SH         Defined        1    4600               0
ProLogis                         COM         743410102        1275   93074   SH         Sole               91581            1493
                                                               219   15980   SH         Defined        1   15980               0
PS Business Park                 COM         69360J107           1      26   SH         Sole                  26               0
Public Storage                   COM         74460D109      116443 1429626   SH         Sole              572413          857213
                                                               472    5800   SH         Defined        1    5800               0
Regency Centers Corp.            COM         758849103       50298 1434628   SH         Sole              535716          898912
                                                                46    1300   SH         Defined        1    1300               0
Retail Opportunity Investment CorCOM         76131N101           2     165   SH         Sole                 165               0
SL Green Realty Corp.            COM         78440X101       49540  986074   SH         Sole              386325          599749
                                                               236    4690   SH         Defined        1    4690               0
Saul Centers, Inc.               COM         804395101       18720  571432   SH         Sole              195276          376156
                                                                56    1700   SH         Defined        1    1700               0
Simon Property Group, Inc.       COM         828806109      205613 2576599   SH         Sole             1013162         1563436
                                                               925   11589   SH         Defined        1   11589               0
Starwood Hotels & Resorts Worl   COM         85590A401       70890 1938475   SH         Sole              797495         1140980
Sunstone Hotel Investors, Inc.   COM         867892101        5181  583431   SH         Sole              187109          396322
Taubman Centers, Inc.            COM         876664103       60141 1674771   SH         Sole              683515          991256
                                                               214    5950   SH         Defined        1    5950               0
The Macerich Company             COM         554382101       12873  358074   SH         Sole              138880          219194
                                                               181    5043   SH         Defined        1    5043               0
UDR, Inc.                        COM         902653104         162    9868   SH         Sole                9868               0
                                                                84    5081   SH         Defined        1    5081               0
Ventas, Inc                      COM         92276F100           7     168   SH         Sole                 168               0
Vornado Realty Trust             COM         929042109      103684 1482474   SH         Sole              600818          881657
                                                                 0    7608   SH         Defined        1    7608               0
Weingarten Realty Investors      COM         948741103           0   10798   SH         Sole               10798               0
                                                                 0    5500   SH         Defined        1    5500               0
REPORT SUMMARY                   80          DATA RECORDS  1908411           1    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
